Income Taxes (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Operating loss carryforwards					$ 93,000
Percentage of statutory rate			21.00%
Income tax expense	$ 18		$ 49		$ 35	$ 94